11. ACCRUED EXPENSES (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Accrued Expenses Details Narrative
Accrued expenses	$ 667,968	$ 391,311	$ 155,267